LOSS ON DEBT REFINANCING (Details) $ in Millions, $ in Millions					12 Months Ended
	May 01, 2017 CAD ($)	Jan. 05, 2017 CAD ($)	Jul. 16, 2015 CAD ($)	Apr. 10, 2015 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 02, 2016 CAD ($)	Jul. 16, 2015 USD ($)	Jul. 16, 2015 CAD ($)	Apr. 10, 2015 USD ($)
LOSS ON DEBT REFINANCING
Redeemed for cash consideration					$ 664.5	$ 19.0	$ 652.3
Hedging contracts unwound for a total cash consideration					(16.6)	(0.4)	34.3
Loss on debt refinancing					$ 15.6	$ 7.3	12.1
Gain from hedging contracts							$ 3.9
Videotron | 6.875% Senior Notes
LOSS ON DEBT REFINANCING
Principal amount	$ 125.0							$ 175.0
Interest rate (as a percent)	6.875%							6.875%
Redeemed for cash consideration	$ 129.3	$ 181.0
Videotron | 6.375% Senior Notes
LOSS ON DEBT REFINANCING
Principal amount											$ 175.0
Interest rate (as a percent)											6.375%
Hedging contracts unwound for a total cash consideration				$ 204.5
Videotron | 9.125% Senior Notes
LOSS ON DEBT REFINANCING
Principal amount									$ 75.0
Interest rate (as a percent)									9.125%	9.125%
Hedging contracts unwound for a total cash consideration			$ 75.9
Videotron | 7.125% Senior Notes
LOSS ON DEBT REFINANCING
Principal amount										$ 300.0
Interest rate (as a percent)									7.125%	7.125%
Redeemed for cash consideration			$ 310.7
Quebecor Media | 7.375% Senior Notes
LOSS ON DEBT REFINANCING
Principal amount	$ 325.0
Interest rate (as a percent)	7.375%
Redeemed for cash consideration	$ 333.0